Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 17 - INCOME TAXES:

a.	Basis of taxation

Current tax is calculated with reference to the profit of the Company and its subsidiaries in their respective countries of operation. Set out below are details in respect of the significant jurisdictions where the Company and its subsidiaries operate and the factors that influenced the current and deferred taxation in those jurisdictions:

Israel

Valens is taxed under the laws of the State of Israel at a corporate tax rate of 23%.

In 2024, 2023 and 2022, Valens is at a losses position and therefore has no corporate tax liability. As of December 31, 2024, 2023 and 2022, Valens has a carry forward loss of approximately $119 million, $116 million and $99 million, respectively. Such carry forward loss has no expiration date. Valens is taxed in the New Israeli Shekel (“NIS”), which is different from its functional currency (U.S. Dollar). The change in the Company’s NOLs for tax purposes is partly resulted by such rate differences.

United States

The principal federal tax rate applicable to the U.S. subsidiaries is 21%.

With respect to Valens Semiconductor Inc., is also subject to state taxes at the following rates: 8.84% in California and 0.75% in Texas.

With respect to Acroname Inc., is also subject to state taxes at the following rates: 4.25% in Colorado.

As of December 31, 2024, Valens Merger Sub, Inc. (formerly PTK) has a carry forward loss of approximately $4 million. Such carry forward loss is subject to the 382 limitation and has no expiration date.

Japan

The effective principal corporate tax rate applicable to the Japanese subsidiary is 36%.

Germany

The effective principal corporate tax rate applicable to the German subsidiary is 30%.

China

The effective principal corporate tax rate applicable to the Chinese subsidiary for is 5%.

b.	Income (loss) Before Income Taxes:

Income (loss) before income taxes consisted of the following for the periods indicated:

	Year Ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Domestic (Israel)	(35,290)	(20,291)	(27,959)
Foreign	(1,220)	724	727
Loss before taxes on income	(36,510)	(19,567)	(27,232)
c.	Income tax expenses consisted of the following for the periods indicated:

	Year Ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Domestic (Israel)	58	45	360
Foreign	38	67	91
Income tax expenses	96	112	451

d.	Taxes on Income:

Taxes on income for the years ended December 31, 2024, 2023 and 2022 were comprised of the following:

	December 31
	2024	2023	2022
	U.S. dollars in thousands
Current:
Domestic	58	45	360
Foreign	38	67	91
Total	96	112	451
Deferred:
Domestic	-	-	-
Foreign	-	-	-
Total	-	-	-
Income tax expenses	96	112	451

A reconciliation our theoretical income tax expense to actual income tax expense is as follows:

	December 31
	2024	2023	2022
	U.S. dollars in thousands
Loss before taxes on income and before Equity in earnings of investee	(36,510)	(19,567)	(27,232)
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	(8,397)	(4,500)	(6,263)

Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	27	4	(3)
Operating losses and other temporary differences for which valuation allowance was provided	7,420	5,915	5,505
Permanent differences	688	(1,352)	852
Tax prepayment and other	358	45	360
Actual taxes on income	96	112	451
e.	Deferred Tax Assets and Liabilities:

The components of the Company’s deferred tax assets and liabilities as of December 31, 2024, and 2023 were as follows:

	December 31
	2024	2023
	U.S. dollars in thousands
Deferred tax assets:
Tax loss carryforwards	28,453	27,617
Research and development	5,617	2,092
Employee and payroll accrued expenses	701	623
Operating lease liabilities	1,545	403
Share-based compensation	4,974	2,283
Derivative liabilities	139	-
Intangible assets	72	-
Other	37	37
Total deferred tax assets	41,538	33,055
Deferred tax liabilities:
Goodwill	15	-
Derivative assets	138	-
Operating lease right-of-use assets	1,509	461
Total deferred tax liabilities	1,662	461
Total deferred tax assets, net	39,876	32,594
Less valuation allowance for deferred tax assets	(39,876)	(32,594)
Deferred tax assets	-	-

Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, the Company considered all available evidence, including past operating results, the most recent projections for taxable income, and prudent and feasible tax planning strategies.

The Company reassess its valuation allowance periodically and if future evidence allows for a partial or full release of the valuation allowance, a tax benefit will be recorded accordingly.

As of December 31, 2024, and 2023, the Company has recorded a full valuation allowance of $(39,876) and $(32,594) thousand with regard to its deferred taxes (which is mainly tax loss carryforwards) generated in Israel, respectively.

The change in valuation allowance for the years ended December 31, 2024, 2023 and 2022 was $(7,282) thousand, $(1,042) thousand and 340 thousand, respectively.

f.	Uncertain tax positions

The Company implement a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company do not have any material liabilities in any reported periods regarding uncertain tax positions. The Company classify interest and penalties recognized related to our uncertain tax positions within income taxes on the consolidated statements of operations and comprehensive loss.

g.	Tax assessments

The Israeli entity’s’ income tax assessments are considered final through 2019.

The US subsidiary’s income tax assessments are considered final through 2020.